Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of related parties

Related Party	Nature of relationship

A10 Group

A10 Group is composed of A10 Serviços Especializados de Avaliação de Empresas Ltda. (“A10 Advisory”) and A10 Investimentos Ltda. (“A10 Investimentos”). The companies are controlled and indirectly controlled, respectively, by a director of the Company, Marcelo Paiva. The CEO, Ana Cabral-Gardner (Co-CEO on December 31, 2022), has a minority stake at A10 Advisory and A10 Investimentos.

Miazga

Miazga Participações S.A is a land administration company in which the CEO of the Company (Co-CEO on December 31, 2022), Ana Cabral-Gardner, and director of the Company, Calvyn Gardner, who was Co-CEO on December 31, 2022, have an indirect economic interest.

Arqueana

Arqueana Empreendimentos e Participações S.A. is a land administration company in which the CEO of the Company (Co-CEO on December 31, 2022), Ana Cabral-Gardner, and director of the Company, Calvyn Gardner, who was Co-CEO on December 31, 2022, have an indirect economic interest.

R-TEK	R-TEK Group Pty Ltd is a corporation in which the Chief Operating Officer of the Company, Brian Talbot, is a controlling shareholder.

Key management personnel	Includes the directors of the Company, executive management team and senior management at Sigma Brazil.

Schedule of outstanding balances and expenses with related parties

Years ended December 31,	2022			2021 (restated -note 2)
	Pre-	Accounts			Accounts
	payments/	Payable/	Expenses/	Pre-	Payable/	Expenses/
	Receivable	Debt	Payments	payments	Debt	Payments
	$	$	$	$	$	$
A10 Advisory
CSA	—	—	122	—	—	189
Revolving credit facility	—	—	—	—	—	2,756
Commission fees (note 15 (b))	—	—	—	—	—	8,317
Warrants (note 15 (b))	—	—	—	—	—	827

Miazga
Lease agreements (note 2)	—	42	7	—	38	50
Prepaid land lease offset	103	13	51	104	—	12
Loan agreement	113	—	—	—	—	—

Arqueana
Lease agreements (note 2)	—	225	43	—	216	32
Due from related party	4,881	—	—	—	—	—
Note payable	—	—	326	—	270	1,934

R-TEK
Services provision	—	242	1,142	—	—	—

Schedule of compensation paid or payable to key management for employee services

Years ended December 31,	2022	2021
	$	$
Stock-based compensation, included in operating expenses	95,398	20,872
Salaries, benefits and director’s fees, included in general and administrative expenses	1,966	1,116
Severance costs	46	—
Salaries, benefits and stock-based compensation capitalized in property, plant and equipment and in exploration and evaluation assets	3	5
Total Compensation	97,413	21,993